CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Share capitals	Shares held for share option scheme	Other reserves [Member]	Accumulated losses	Non controlling interest	Total
Ending balance, equity at Dec. 31, 2018	¥ 3,720,487	¥ 66	¥ (88,280)	¥ 6,151,453	¥ (2,342,752)	¥ 110,601	¥ 3,831,088
Loss for the year	(1,660,566)				(1,660,566)	(26,946)	(1,687,512)
Other comprehensive income, net of tax							78,815
Foreign currency translation differences	78,775			78,775			78,775
Fair value changes on financial assets at Fair value through other comprehensive income	40			40			40
Total comprehensive loss for the year	(1,581,751)			78,815	(1,660,566)	(26,946)	(1,608,697)
Transactions with equity holders:
Issuance of ordinary shares	192,082			192,082			192,082
Issuance of ordinary shares upon initial public offering	2,007,035	7		2,007,028			2,007,035
Acquisition of subsidiary						17,774	17,774
Recognition of redemption liability	(44,105)			(44,105)			(44,105)
Share-based payments:- Value of employee services	76,364			76,364			76,364
Contribution from non-controlling interests						49,000	49,000
Total transactions with equity holders at their capacity as equity holders for the year	2,231,376	7		2,231,369		66,774	2,298,150
Ending balance, equity at Dec. 31, 2019	4,370,112	73	(88,280)	8,461,637	(4,003,318)	150,429	4,520,541
Loss for the year	(1,353,608)				(1,353,608)	(60,515)	(1,414,123)
Other comprehensive income, net of tax							(608,466)
Foreign currency translation differences	(608,427)			(608,427)			(608,427)
Fair value changes on financial assets at Fair value through other comprehensive income	(39)			(39)			(39)
Total comprehensive loss for the year	(1,962,074)			(608,466)	(1,353,608)	(60,515)	(2,022,589)
Transactions with equity holders:
Issuance of ordinary shares	2,697,679	5		2,697,674			2,697,679
Share-based payments:- Value of employee services	89,652			89,652			89,652
Vesting of shares under Restricted Share Unit Scheme			566	(566)			(566)
Total transactions with equity holders at their capacity as equity holders for the year	2,787,331	5	566	2,786,760			2,787,331
Ending balance, equity at Dec. 31, 2020	5,195,369	78	(87,714)	10,639,931	(5,356,926)	89,914	5,285,283
Loss for the year	(1,281,699)				(1,281,699)	(48,814)	(1,330,513)
Other comprehensive income, net of tax							(154,354)
Foreign currency translation differences	(152,542)			(152,542)			(152,542)
Fair value changes on financial assets at Fair value through other comprehensive income	(1,812)			(1,812)			(1,812)
Total comprehensive loss for the year	(1,436,053)			(154,354)	(1,281,699)	(48,814)	(1,484,867)
Transactions with equity holders:
Share-based payments:- Value of employee services	25,409			25,409			25,409
Vesting of shares under Restricted Share Unit Scheme			700	(700)			(700)
Exercise of shares under Share Option Scheme	9,257		6,912	2,345			9,257
Total transactions with equity holders at their capacity as equity holders for the year	34,666		7,612	27,054			34,666
Ending balance, equity at Dec. 31, 2021	¥ 3,793,982	¥ 78	¥ (80,102)	¥ 10,512,631	¥ (6,638,625)	¥ 41,100	¥ 3,835,082